STOCK-BASED COMPENSATION PLANS - Income Statement Impact from RSUs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 196	$ 189	$ 197
Stock Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	156	142	154
Future income tax benefit recognized	$ 28	$ 30	$ 32